Short Term Investments - Summary of Short Term Investments (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Short term investments1 [abstract]
Short-term cash deposits		€ 8,559
Investment in equity securities	€ 0	639
Total	€ 0	€ 9,197